Short-term debt (Details 1) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfShorttermDebtLineItems [Line Items]
Short-term Debt	€ 2,242	€ 3,396
Euro [Member]
DisclosureOfShorttermDebtLineItems [Line Items]
Short-term Debt	904	1,405
U.S. dollar [Member]
DisclosureOfShorttermDebtLineItems [Line Items]
Short-term Debt	1,329	1,982
Other currencies [Member]
DisclosureOfShorttermDebtLineItems [Line Items]
Short-term Debt	€ 9	€ 9